Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.37%
Australia–1.18%
CSL Ltd.	28,738	$5,791,110
Belgium–0.33%
Galapagos N.V., ADR(a)	20,772	1,610,639
Canada–4.36%
Alimentation Couche-Tard, Inc., Class B	188,176	6,067,392
CAE, Inc.	232,458	6,623,952
Dollarama, Inc.	111,798	4,939,146
Shopify, Inc., Class A(a)	3,429	3,785,707
		21,416,197
China–3.71%
Alibaba Group Holding Ltd., ADR(a)	34,047	7,719,476
Tencent Holdings Ltd.	132,800	10,469,551
		18,189,027
Denmark–2.27%
Ascendis Pharma A/S, ADR(a)	19,100	2,461,608
Novo Nordisk A/S, Class B	128,259	8,661,575
		11,123,183
France–16.15%
Adevinta ASA, Class B(a)	225,314	3,318,954
Airbus SE(a)	61,111	6,921,764
Dassault Systemes SE	24,480	5,237,520
Edenred	86,778	4,533,423
EssilorLuxottica S.A.	15,921	2,592,982
Hermes International	12,088	13,384,829
Kering S.A.	6,330	4,370,623
L’Oreal S.A.	12,341	4,730,268
LVMH Moet Hennessy Louis Vuitton SE	17,333	11,550,563
Sartorius Stedim Biotech	13,944	5,742,632
SEB S.A.	25,075	4,423,275
Ubisoft Entertainment S.A.(a)	38,426	2,924,084
Worldline S.A.(a)(b)	113,345	9,498,431
		79,229,348
Germany–5.66%
CTS Eventim AG & Co. KGaA(a)	92,800	5,376,129
Fresenius Medical Care AG & Co. KGaA	30,005	2,205,644
Infineon Technologies AG	219,368	9,303,470
SAP SE	19,443	2,381,263
Siemens AG	16,309	2,678,283
Siemens Healthineers AG(b)	107,198	5,803,520
		27,748,309
Hong Kong–0.66%
WH Group Ltd.	4,019,000	3,263,424
India–2.65%
Dr Lal PathLabs Ltd.(b)	66,830	2,477,268
Reliance Industries Ltd.	382,841	10,522,755
		13,000,023
Shares		Value
Ireland–2.01%
Flutter Entertainment PLC(a)	46,095	$9,855,569
Italy–1.12%
Davide Campari-Milano N.V.	490,180	5,498,008
Japan–8.04%
Daikin Industries Ltd.	34,500	6,985,482
Hitachi Ltd.	58,300	2,648,366
Hoya Corp.	40,593	4,781,078
Keyence Corp.	13,924	6,355,562
Kobe Bussan Co. Ltd.	59,000	1,582,502
Nidec Corp.	63,700	7,781,293
Nihon M&A Center, Inc.	205,600	5,582,663
Nitori Holdings Co. Ltd.	19,200	3,726,158
		39,443,104
Netherlands–7.31%
Aalberts N.V.	167,494	8,488,255
Adyen N.V.(a)(b)	2,436	5,461,263
ASML Holding N.V.	30,293	18,476,876
Boskalis Westminster	30,582	982,091
Shop Apotheke Europe N.V.(a)(b)	11,216	2,446,742
		35,855,227
New Zealand–1.14%
Xero Ltd.(a)	57,448	5,574,318
Spain–1.49%
Amadeus IT Group S.A.(a)	86,248	6,105,196
Prosegur Cash S.A.(b)	1,348,827	1,228,788
		7,333,984
Sweden–6.52%
Atlas Copco AB, Class A	154,609	9,413,604
Epiroc AB, Class A	444,519	10,069,645
SKF AB, Class B	192,313	5,467,067
Swedish Match AB	90,075	7,033,042
		31,983,358
Switzerland–7.50%
Barry Callebaut AG	2,046	4,624,125
IWG PLC(a)	209,322	983,233
Lonza Group AG	4,682	2,616,622
Roche Holding AG	14,702	4,752,268
Sika AG	23,536	6,722,879
STMicroelectronics N.V.	249,495	9,510,616
Temenos AG	16,732	2,408,268
VAT Group AG(b)	18,481	5,179,970
		36,797,981
Taiwan–3.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	713,000	14,825,705
United Kingdom–15.64%
Blue Prism Group PLC(a)	79,118	1,385,116
boohoo Group PLC(a)	1,567,074	7,344,645
Britvic PLC	417,968	4,825,443
Compass Group PLC(a)	331,157	6,674,908

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United Kingdom–(continued)
Electrocomponents PLC	181,208	$2,481,275
Entain PLC(a)	372,012	7,788,041
Legal & General Group PLC	1,140,021	4,379,818
London Stock Exchange Group PLC	68,596	6,564,988
Melrose Industries PLC(a)	3,752,226	8,636,119
Next PLC(a)	94,168	10,210,870
Ocado Group PLC(a)	217,040	6,089,946
Rightmove PLC	594,538	4,772,651
Trainline PLC(a)(b)	879,354	5,564,856
		76,718,676
United States–7.61%
Atlassian Corp. PLC, Class A(a)	17,853	3,762,698
EPAM Systems, Inc.(a)	21,015	8,336,440
Ferguson PLC	42,466	5,075,533
James Hardie Industries PLC, CDI	270,720	8,227,481
Medtronic PLC	34,164	4,035,793
ResMed, Inc.	40,824	7,920,673
		37,358,618
Total Common Stocks & Other Equity Interests (Cost $260,411,278)		482,615,808
Shares		Value
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	$15,580
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,372,628	1,372,628
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	979,748	980,140
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,568,718	1,568,718
Total Money Market Funds (Cost $3,921,405)		3,921,486
TOTAL INVESTMENTS IN SECURITIES—99.17% (Cost $264,332,683)		486,552,874
OTHER ASSETS LESS LIABILITIES–0.83%		4,078,286
NET ASSETS–100.00%		$490,631,160
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $37,660,838, which represented 7.68% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,150,830	$8,386,841	$(10,165,043)	$-	$-	$1,372,628	$202
Invesco Liquid Assets Portfolio, Institutional Class	2,250,059	5,990,601	(7,260,745)	225	-	980,140	165
Invesco Treasury Portfolio, Institutional Class	3,600,948	9,584,962	(11,617,192)	-	-	1,568,718	78
Total	$9,001,837	$23,962,404	$(29,042,980)	$225	$-	$3,921,486	$445

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,791,110	$—	$5,791,110
Belgium	1,610,639	—	—	1,610,639
Canada	21,416,197	—	—	21,416,197
China	7,719,476	10,469,551	—	18,189,027
Denmark	2,461,608	8,661,575	—	11,123,183
France	—	79,229,348	—	79,229,348
Germany	—	27,748,309	—	27,748,309
Hong Kong	—	3,263,424	—	3,263,424
India	15,580	13,000,023	—	13,015,603
Ireland	—	9,855,569	—	9,855,569
Italy	—	5,498,008	—	5,498,008
Japan	—	39,443,104	—	39,443,104
Netherlands	—	35,855,227	—	35,855,227
New Zealand	—	5,574,318	—	5,574,318
Spain	—	7,333,984	—	7,333,984
Sweden	—	31,983,358	—	31,983,358
Switzerland	—	36,797,981	—	36,797,981
Taiwan	—	14,825,705	—	14,825,705
United Kingdom	—	76,718,676	—	76,718,676
United States	24,055,604	13,303,014	—	37,358,618
Money Market Funds	3,921,486	—	—	3,921,486
Total Investments	$61,200,590	$425,352,284	$—	$486,552,874
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer V.I. International Growth Fund